Costs and expenses by nature (Details 2) - General And Administrative Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Employee compensation	$ (328)	$ (265)	$ (631)	$ (531)
Materials, third-party services, rent and other related costs	(161)	(153)	(278)	(292)
Depreciation, depletion and amortization	(67)	(46)	(126)	(85)
Total	$ (556)	$ (464)	$ (1,035)	$ (908)